Derivative financial instruments (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Exchange rate contracts:
Fair value of assets	£ 26,148	£ 23,595
Fair value of liabilities	23,026	21,373
Trading [Member]
Exchange rate contracts:
Fair value of assets	24,601	22,032
Fair value of liabilities	21,838	20,265
Exchange Rate Contracts [Member]
Exchange rate contracts:
Fair value of assets	5,718	5,797
Fair value of liabilities	4,324	4,753
Interest rate contracts
Exchange rate contracts:
Fair value of assets	18,560	15,747
Fair value of liabilities	16,653	14,632
Credit Derivatives [Member]
Exchange rate contracts:
Fair value of assets	64	99
Fair value of liabilities	137	181
Equity And Other Contracts [Member]
Exchange rate contracts:
Fair value of assets	259	389
Fair value of liabilities	724	699
Hedging instruments
Exchange rate contracts:
Fair value of assets	1,547	1,563
Fair value of liabilities	1,188	1,108
Hedging instruments | Fair value hedges
Exchange rate contracts:
Fair value of assets	949	950
Fair value of liabilities	223	216
Hedging instruments | Cash flow hedges
Exchange rate contracts:
Fair value of assets	598	613
Fair value of liabilities	£ 965	£ 892